Commitments - Schedule of Contractual Obligations and Commitments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Contractual Obligations And Commitments [Abstract]
Intangible assets	£ 5,254	£ 7,199
Property, plant and equipment	584	496
Investments	107	166
Purchase commitments	346	52
Pensions	738	874
Other commitments	38	143
Interest on loans	8,510	9,410
Finance lease charges	12	3
Total contractual obligations and commitments	£ 15,589	£ 18,343